Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 46,847	$ 49,813
Additions related to interest and currency translation	5,455	613
Additions based on tax positions taken during a prior period	2,708	14,353
Reductions related to tax positions taken during a prior period	(4,278)	(19,797)
Reductions related to settlement of tax matters	(5,589)	(12,222)
Additions based on tax positions taken during the current period	10,489	14,597
Reductions related to a lapse of applicable statute of limitation	(545)	(510)
Balance at the end of the year	$ 55,087	$ 46,847